Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Registrant Name	Central North Airport Group
Entity Central Index Key	0001378239
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Series B Class I
Entity Common Stock, Shares Outstanding	344,004,973
Series BB Class I
Entity Common Stock, Shares Outstanding	49,766,000